LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Cost
The following table presents components of lease cost (in thousands):

	Year Ended December 31,
	2025	2024
Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$815	$603
Interest on Lease Liabilities	272	258
Operating Lease Cost	1,760	2,563
Short-Term Lease Costs	1,372	1,217
Total Lease Expenses	$4,219	$4,641
Additional information related to the Company’s leases is as follows (in thousands, except lease term and discount rate):

	Year Ended December 31,
	2025	2024
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Finance Leases	$276	$252
Operating Cash Flows from Operating Leases	$2,030	$2,501
Financing Cash Flows from Finance Leases	$1,013	$478

Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$403	$1,293
Recognition of Right-of-Use Assets for Operating Leases	$—	$825

Weighted-Average Remaining Lease Term (Years) - Finance Leases	2	3
Weighted-Average Remaining Lease Term (Years) - Operating Leases	4	6
Weighted-Average Discount Rate - Finance Leases	11.79%	12.03%
Weighted-Average Discount Rate - Operating Leases	12.78%	11.60%

Schedule of Future Minimum Operating Lease
Future minimum lease payments under non-cancelable finance and operating leases for each of the following years were as follows (in thousands):

	Operating Leases		Finance Leases
December 31:	Third Parties	Related Parties	Third Parties	Total
2026	$1,447	$93	$1,011	$2,551
2027	1,164	93	825	2,082
2028	537	93	332	962
2029	542	93	32	667
2030	548	93	—	641
Thereafter	511	1	—	512
Total Future Minimum Lease Payments	4,749	466	2,200	7,415
Less: Imputed Interest	(1,096)	(135)	(278)	(1,509)
Present Value of Lease Liability	3,653	331	1,922	5,906
Less: Current Portion of Lease Liability	(1,068)	(48)	(836)	(1,952)
Present Value of Lease Liability, Net of Current Portion	$2,585	$283	$1,086	$3,954

Schedule of Future Minimum Financing Lease
Future minimum lease payments under non-cancelable finance and operating leases for each of the following years were as follows (in thousands):

	Operating Leases		Finance Leases
December 31:	Third Parties	Related Parties	Third Parties	Total
2026	$1,447	$93	$1,011	$2,551
2027	1,164	93	825	2,082
2028	537	93	332	962
2029	542	93	32	667
2030	548	93	—	641
Thereafter	511	1	—	512
Total Future Minimum Lease Payments	4,749	466	2,200	7,415
Less: Imputed Interest	(1,096)	(135)	(278)	(1,509)
Present Value of Lease Liability	3,653	331	1,922	5,906
Less: Current Portion of Lease Liability	(1,068)	(48)	(836)	(1,952)
Present Value of Lease Liability, Net of Current Portion	$2,585	$283	$1,086	$3,954

Schedule of Future Minimum Total Lease
Future minimum lease payments under non-cancelable finance and operating leases for each of the following years were as follows (in thousands):

	Operating Leases		Finance Leases
December 31:	Third Parties	Related Parties	Third Parties	Total
2026	$1,447	$93	$1,011	$2,551
2027	1,164	93	825	2,082
2028	537	93	332	962
2029	542	93	32	667
2030	548	93	—	641
Thereafter	511	1	—	512
Total Future Minimum Lease Payments	4,749	466	2,200	7,415
Less: Imputed Interest	(1,096)	(135)	(278)	(1,509)
Present Value of Lease Liability	3,653	331	1,922	5,906
Less: Current Portion of Lease Liability	(1,068)	(48)	(836)	(1,952)
Present Value of Lease Liability, Net of Current Portion	$2,585	$283	$1,086	$3,954